Reverse Capitalization (Details Narrative)				1 Months Ended					3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 23, 2025 $ / shares shares	Oct. 22, 2025 USD ($) $ / shares shares	Feb. 28, 2026 shares	Aug. 31, 2025 shares	Sep. 30, 2024 $ / shares shares	Jun. 30, 2024 $ / shares shares	Apr. 30, 2024 $ / shares shares	Jun. 30, 2026 USD ($) $ / shares shares		Jun. 30, 2026 USD ($) $ / shares shares		Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Jan. 31, 2024 shares
Common stock, shares issued	29,377,169		29,199,809						28,985,302		28,985,302		29,377,169	7,709,867	3,600,000
Common stock, shares outstanding	28,938,266		29,199,809						28,985,302		28,985,302		28,938,266	7,264,192
Common stock, par value | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001						$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001
Common stock conversion of non-redeemable			8,048,770
Face value | $														$ 5,000.0
Prepayment under forward purchase agreement | $													11,005,000
Repayment of promissory notes | $														3,000,000
Related party note payable | $	300,000								$ 300,000		$ 300,000		300,000
Accounts payable | $	5,012,000								5,173,000		5,173,000		$ 5,012,000	$ 6,537,000
Transaction cost | $	$ 1,873,000		$ 1,873,000
Cash | $			$ 14,000,000.0
Fusemachines Inc [Member]
Common stock, shares issued			5,950,673
Stock issued for acquisition, shares			29,610										29,610
Conversion ratio | $ / shares	$ 0.6580		$ 0.6580										$ 0.6580
Stock issued upon conversion, shares	45,000		45,000										45,000
Payments to acquire businesses gross | $											50,000		$ 110,000
Accounts payable | $	$ 98,000								$ 48,000		$ 48,000		$ 98,000
Fusemachines Inc [Member]
Common stock, shares issued			19,214,201
Common stock, shares outstanding			19,214,201
Conversion of common stock			5,950,673
Number of shares issued			7,967,237										45,000
Stock issued for acquisition, shares													29,610
Legacy Fusemachines [Member]
Common stock, shares issued			5,950,673
Conversion of common stock			9,043,234
Common Stock [Member]
Conversion ratio			0.6580
Conversion of common stock			1,897,486
Number of shares issued		588,235	408,639	974	666,662	7,500	7,500	7,500	19,741	[1],[2]	21,456	[1],[2]	745,896
Common stock conversion of non-redeemable													1,976,050
Face value | $			$ 3,978,000
Common stock exercise price | $ / shares						$ 11.50	$ 11.50	$ 11.50
Cash | $			$ 2,343,000
Common Stock [Member] | April 2024 Convertible Note [Member]
Warrant to purchase			7,500
Common stock exercise price | $ / shares			$ 11.50
Common Stock [Member] | June 2024 Convertible Note [Member]
Warrant to purchase			7,500
Common stock exercise price | $ / shares			$ 11.50
Common Stock [Member] | September 2024 Convertible Note [Member]
Warrant to purchase			7,500
Common stock exercise price | $ / shares			$ 11.50
Common Stock [Member] | Fusemachines Inc [Member]
Stock issued in connection with PIPE financing			1,184,000
Face value | $			$ 2,193,000
Prepayment under forward purchase agreement | $			11,005,000
Repayment of promissory notes | $			$ 745,000
Common Stock [Member] | Fusemachines Inc [Member] | Convertible Note Agreement [Member]
Common stock conversion of non-redeemable			5,296,271
Common Stock [Member] | Legacy Fusemachines [Member] | Convertible Note Agreement [Member]
Common stock conversion of non-redeemable			8,048,770
Common Stock [Member] | CSLM Acquisition Corp [Member]
Aggregate shares received			901,955,000
Class A and Class B Ordinary Shares [Member] | Fusemachines Inc [Member]
Common stock conversion of non-redeemable			4,743,750

[1]	In connection with the consummation of the business combination, the Company adopted a new capital structure and amended the par value of its common stock from $0.00001 per share to $0.0001 per share. Accordingly, the historical equity presentation has been adjusted to reflect the revised par value of the Company’s common stock. The change resulted in a reclassification of amounts within stockholders’ deficit from additional paid-in capital to common stock to reflect the increased par value per share. This reclassification had no impact on total stockholders’ deficit.
[2]	The number of shares of convertible preferred stock, common stock and treasury stock issued and outstanding prior to the Merger have been retroactively adjusted by the Exchange Ratio to give effect to the reverse recapitalization treatment of the Merger.